Securities Act File No. 333-131477

ICA No. 811- 21845

As filed with the Securities and Exchange Commission on November 9, 2007

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        [  X   ]

                                                                    Pre-Effective Amendment No. _____

        [        ]

                                                                    Post-Effective Amendment No. _ 3 __

        [  X  ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        [  X  ]

                                                                             Amendment No.      3 _

(Check Appropriate Box or Boxes)

Ralph Parks Portfolios Trust

(Exact Name of Registrant as Specified in Charter)

Meadowgate Office Park

101 Sully's Trail, Building 10

Pittsford, NY 14534

Attention:  Rajiv Dixit

 (Address of Principal Executive Offices)(Zip Code)

(585) 248-5700

 (Registrant's Telephone Number, Including Area Code)

With a copy to:

Thomas R. Westle, Esq. Blank Rome LLP The Chrysler Building 405 Lexington Avenue New York, New York 10174 (212) 885-5239	Emile R. Molineaux, General Counsel Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 (631) 470-2616

As soon as practicable after the effective date

(Approximate Date of Proposed Public Offering)

Shares of Beneficial Interest

(Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box):

( )

immediately upon filing pursuant to paragraph (b).

( )

on (date) pursuant to paragraph (b).

( X )

60 days after filing pursuant to paragraph (a)(1).

( )

on (date) pursuant to paragraph (a)(1).

( )

75 days after filing pursuant to paragraph (a)(2).

( )

on (date) pursuant to paragraph (a)(2) of Rule 485.

RALPH PARKS CYCLICAL EQUITY FUND

A Series of Ralph Parks Portfolios Trust

PROSPECTUS

October 31, 2007

For More Information Call 1-877-261-5700

View Our Website at www.rpigllc.com

This Prospectus provides important information about the Fund that you should know before investing.  Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

RISK/RETURN SUMMARY

FEES AND EXPENSES

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGY  AND RELATED RISKS

FUND MANAGEMENT

NET ASSET VALUE

HOW TO PURCHASE SHARES

WHEN ORDER IS PROCESSED

REDEMPTIONS

TRANSACTIONS THROUGH WWW.RPIGLLC.COM

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

MARKET TIMING

DISTRIBUTION OF SHARES

FINANCIAL HIGHLIGHTS

See the Fund’s Notice of its Privacy Policy on the last page of this Prospectus.

RISK/RETURN SUMMARY

This Prospectus describes the Ralph Parks Cyclical Equity Fund (the “Fund”), a series of the Ralph Parks Portfolios Trust, a Delaware statutory trust (the “Trust”).

Investment Objective

The Fund is a diversified, open-end management investment company that seeks to maximize long-term capital appreciation. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Strategy

The Fund’s principal investment strategy to achieve its investment objective is to take both long and short positions in a diversified portfolio of securities of U.S. and non-U.S. companies.  The Fund has adopted a policy to invest, under normal circumstances, at least 80% of its total assets in equity securities, specifically, U.S. common stocks, American Depositary Receipts (“ADRs”)  and shares of exchange-traded funds (“ETFs”).  This policy is a non-fundamental policy and may be changed upon 60 days’ written notice to shareholders. The Fund may invest in the common stock of U.S. companies of all market capitalizations (small, mid and large) and in the stock of non-U.S. companies by investing ADRs.  ADRs are traded on U.S. exchanges and represent an ownership interest in a non-U.S. company’s security. They are generally issued by a U.S. bank as a substitute for direct ownership of the non-U.S. company’s security.  Although these securities are traded domestically in U.S. dollars, the underlying securities are non-U.S. securities.  To the extent the Fund invests in ETFs, each such ETF will also, under normal circumstances, invest at least 80% of its total assets in equity securities.  ETFs are registered investment companies or unit investment trusts whose value tracks a basket of securities or securities index.

The Fund’s investment adviser, Ralph Parks Investment Group, LLC (the “Adviser”) employs a proprietary software system which the Adviser refers to as Digitized Investing™ to drive the Fund’s principal investment strategy.  The proprietary system, developed by Ralph Parks, the sole member of the Adviser, aims to help eliminate the random nature of investing in common stocks by evaluating certain indicators with respect to any stock, including technical movements and volume and minimize exposure to general equity market risk.  These indicators are given values in the proprietary system, so at any given time, these values are represented by numbers or digits for any given stock.  The Adviser’s evaluation of these indicators for a particular stock (i.e., the digits associated with those indicators for that stock in the system) against historic patterns guides its decision as whether to buy, sell or hold that stock.  Based on the Adviser’s research of the stock market on a macro and micro level, the Adviser has identified cyclical patterns in the historical equity markets and events in those cyclical patterns that trigger a buy or sell signal with respect to long positions or signal to the Adviser to short a stock or stocks.  The proprietary system charts “confidence pulses” of common stocks, which pulses indicate to the Adviser a bullish environment for any particular stock based on the indicators analyzed by the system.  Digitized Investing™ is rooted in the philosophy that an investor’s limited time and money should be invested only in the strongest investments with the lowest volatility.  On an ongoing basis, the proprietary system identifies the strongest performing stocks for the buy list.  In addition, the proprietary system monitors performance of each stock held in the Fund’s portfolio thereby identifying an optimal sell point.  In the event that a stock does not perform as expected by the proprietary system, the stock is eliminated from the portfolio to minimize loss.  Mr. Parks has utilized this proprietary system for over a decade in managing private accounts for clients.

The Fund’s strategy includes selling short shares of portfolio securities.  Short sales are transactions in which the Fund sells a security it does not own.  To complete the transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund may purchase and sell call and put options in respect of specific securities, and may write and sell covered call and put options in an aggregate amount not to exceed 10% of the Fund's assets at the time of such purchases or sales.

The Fund may utilize leverage by borrowing from banks and other financial institutions to increase its portfolio holdings of securities. Such borrowings will be on a secured basis at fixed or variable rates of interest. The Fund will maintain continuous asset coverage of not less than 300% with respect to all borrowings pursuant to the requirements of the 1940 Act.

The Fund has no policy with respect to the capitalization of issuers in which it may invest and will invest in stocks among all capitalization levels.  The Adviser will use a multi-cap and multi-sector approach when selecting the common stocks of companies in which the Fund invests.  The sector weightings and the average capitalization of issuers are not intended to be static and will vary over time.

Principal Risks

An investment in the Fund carries risk and, if you invest in the Fund, you may lose money.  Keep in mind, certain of the investment strategies employed by the Fund, including, short selling and the use of leverage, are speculative and involve a degree of risk.  The primary risks of investing in the Fund are:

Market Risk – The risk of losing money due to general market movements is called market risk.  Given that stock prices can be volatile, the Fund’s share price may be subject to fluctuations.  In a declining stock market, stock prices for all companies may decline, regardless of any one particular company’s own unique prospects.  Investors should note that the Fund’s use of short sales is intended to enhance performance in a declining stock market and will cause the Fund’s performance to fluctuate with a high correlation to the U.S. equity market.

Management Risk – The success of the Fund’s strategy is dependent on the use of Mr. Parks’s proprietary system and the Adviser’s overall ability and stock selection to correctly identify companies poised for growth.  If the Adviser is unsuccessful, the Fund will likely experience losses regardless of the overall performance of the U.S. equity market.

Limited Operating History - The Fund is a recently formed entity and therefore has limited operating history.  In addition, the Adviser has limited experience managing a mutual fund and this lack of experience operating a mutual fund may adversely impact the Fund’s ability to achieve its objective.

Short Sale Risk – When transacting a short sale, the Fund must borrow the stock sold to make delivery to the buyer.  The Fund is then obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement.  The price at such time may be higher or lower than the price at which the stock was sold by the Fund.

A short sale will be successful if the shorted stock price decreases.  However, if the underlying stock goes up in price during the period during which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted stock at the higher price to complete the transaction.  Therefore, short sales may be riskier than investments in long positions.  With a long position the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.

The Fund will also incur increased transaction costs associated with selling securities short.  In addition, when the Fund is selling stocks short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the stocks sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).  The Fund may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (e.g. U.S. Treasury bills, repurchased agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall assets available for trading purposes.

Options Risk - The Fund may invest a percentage of its assets in options contracts.  A call option gives the purchaser of the call option, in return for a premium paid, the right to buy the security underlying the option from the writer of the call option at a specified exercise price within a specified time frame. A put option gives the purchaser of the put option, in return for a premium paid, the right to sell the underlying security to the writer of the put option at a specified price within a specified time frame. A covered call option is a call option with respect to an underlying security that the Fund owns. A covered put option is a put option with respect to which the Fund has segregated cash or liquid securities to fulfill the obligation by the option.  The purchaser of a put or call option runs the risk of losing his entire investment, paid as the premium, in a relatively short period of time if the option is not “covered” at a gain or cannot be exercised at a gain prior to expiration.

Leveraging Risk – The Fund’s leveraging activities will exaggerate any increase or decrease in the net asset value of the Fund.  In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which may reduce or eliminate any new investment profits.  Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund.  The Fund may lose money as a result of its leveraging activities.

Non-U.S. “Developed Market” Equity Securities Risk- The Fund may invest in common stock of non-U.S. companies headquartered in developed markets, through investments in American Depositary Receipts (ADRs).  ADRs allow Americans to buy shares of non-U.S. based companies’ securities over American exchanges instead of having to go to overseas exchanges.  (Developed markets include those countries found in the Morgan Stanley Capital International World ex U.S. Index, such as Germany, Japan and the United Kingdom.)

Non-U.S. “Emerging Market” Equity Securities Risk - The Fund may also invest in common stock of non-U.S. companies headquartered in emerging markets through investments in ADRs.   Emerging markets include those countries found in the Morgan Stanley Capital International Emerging Markets Index, such as Korea, Russia and Turkey.

ETF Risk – Because the market share price of an ETF is determined by market supply and demand forces, not the underlying net asset value, the Fund may purchase shares at a premium to their net asset value.  An ETF typically pays out dividends received from the underlying stocks on a quarterly basis.  However, the underlying stocks may pay dividends throughout the quarter.  Therefore, these ETFs may hold cash for various time periods throughout the quarter, even though the underlying benchmark index is not composed of cash.  In addition, because transactions occur at market prices instead of at net asset value, an ETF’s performance may not completely replicate the performance of the underlying index.  Moreover, investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses, including brokerage costs incurred by the Fund when it purchases ETFs.

High Portfolio Turnover Risk – Mutual funds are required to distribute their net realized capital gains annually under federal tax laws.  The Fund’s investment strategy is expected to involve frequent trading which will lead to higher portfolio turnover and could generate potentially large amounts of net realized capital gains in a given year.  In fact, the Fund expects that most gains that are generated will be realized.  It is possible that the Fund may distribute sizable taxable capital gains to shareholders, regardless of the Fund’s net performance.  The Fund’s portfolio turnover rate is expected to be between 75% and 125%.

Tax Inefficiency –High portfolio turnover can be expected to cause any gains that are generated during a given year to be recognized as realized gains for tax purposes.  In addition to being realized gains, it can be expected that most of the gains generated will be categorized as short-term capital gains which will be subject to higher tax rates than long-term capital gains.  Given the potential tax-inefficiency of the Fund, investors should consider investing through a tax-deferred account and carefully consider the tax consequences before investing.

Small and Medium Issuer Risk - Investments in small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

Fund’s Performance

The Fund commenced operations on August 25, 2006; therefore, it does not have performance for a complete calendar year.

FEES AND EXPENSES

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees are those paid directly from your investment and may include redemption fees.

Annual fund operating expenses are paid out of the Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None
Redemption Fee on Shares Held Less Than 90 Days (as a % of amount redeemed) (1)	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (4)	1.50%
Distribution (12b-1) Fees (2)	0.00%
Other Expenses (3)	2.29%
Acquired Fund Fees and Expenses (Underlying Funds)(5)	0.09%
Total Annual Fund Operating Expenses (2) (3)	3.88%
Less Amount Deferred or Reimbursed under Expense Limitation Agreement (4)	0.00%
Net Annual Fund Operating Expenses plus Costs of Underlying Funds, Leverage and Selling Short (3) (4)	3.88%

NOTES TO FEE TABLE

1.

In addition to the 2% redemption fee, you may be charged a $15.00 fee for wire redemptions and will be assessed fees for outgoing wire transfers and returned checks. Redemptions pursuant to the Fund’s Systematic Withdrawal Plan are exempt.

2.

The Fund has not and will not pay Distribution Fees until the net assets of the Fund reach $40 million, which has not occurred as of the date of this prospectus.  After the Fund’s net assets reach $40 million, the Distribution Fee will be accrued daily and payable monthly, at the annual rate of 0.25% of the Fund’s average net assets and may be paid directly to the Adviser for Fund-related marketing and advertising expenses.

3.

These expenses include custodian, administration, transfer agency, projected interest expense and other customary fund expenses.  Including dividends on short positions and the cost of leverage in Total Annual Fund Operating Expenses increases the estimated amount set forth in the above Fee Table.  The Fund’s dividend expense, interest expense, the costs associated with leverage and earnings credit was 0.00% during the Fund’s first fiscal year.  The Fund entered into a $5 million line of credit agreement on June 22, 2007 and the Annual Fund Operating Expenses has been updated to take into account the Fund’s expected level of borrowing and interest expense associated with said borrowing..  Assuming the Fund’s current asset size, if the Fund borrows $2.5 million over the next fiscal year and pays 7.25% interest on any amount borrowed, the Fund would incur 0.82% worth of interest expense.  While the Fund’s Total Annual Operating Expenses includes dividends paid out on short positions, it does not take into account the interest credit that the Fund will earn on cash proceeds of those short sales, which serve as collateral for short positions, which was 0.00% during the Fund’s first fiscal year.  Interest expense or dividends paid out on short positions taken by the Fund will vary from year to year.

4.

The Adviser has agreed contractually to defer its management fee and to reimburse expenses, other than expenses relating to dividends on securities sold short, underlying fund fees and expenses, extraordinary or non-recurring expenses, so that the Fund’s net annual operating expenses do not exceed certain levels based on net assets of the Fund.  Until the net assets of the Fund reach $40 million, the agreement provides that total annual fund operating expenses excluding, interest expense, dividends on short positions, underlying fund fees and expenses and the costs associated with leverage shall not exceed 3.00% of average daily net assets.  From such time as the Fund’s net assets reach $40 million, the agreement provides that the annual fund operating expenses shall not exceed 3.25% of average daily net assets, provided however that, for the year in which the Fund’s net assets first reach $40 million, the annual fund operating expenses do not exceed 3.00% for that entire year.  This agreement will remain in effect until December 31, 2007.  Because the agreement with the Adviser regarding the reimbursement of certain expenses excludes the costs associated with selling short and leverage, increases in short sales expenses will result in increases to the net expenses above the amount disclosed in the Fee Table.  Management fees deferred and expenses reimbursed are subject to possible recoupment by the Adviser from the Fund in future years on a rolling three year basis (within three years after the fees or expenses have been deferred or reimbursed).  Such recoupment, however, must be achieved within the expense limitation for the year in which the expense was incurred. In addition, no recoupment will be paid to the Adviser in any fiscal quarter unless the Trust’s Board of Trustees has determined in advance that such recoupment is in the best interest of the Fund and its shareholders.  Please see the section below entitled “Fund Management” for a definition of what comprises extraordinary or non-recurring expenses.

5.

The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Underlying Funds.

____________________________

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gain distributions and that the Fund’s operating expenses remain the same.

Please note that the Year 1 example below will, if applicable, reflect the effect of the Adviser’s expense limitation agreement.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR
1	$866
3	$1,466
5	$2,089
10	$3,755

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGY
AND RELATED RISKS

Investment Objective

The Fund is a diversified, open-end management investment company that seeks to maximize long-term capital appreciation. The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

Principal Investment Strategy

The Fund’s principal investment strategy to achieve its investment objective is to take both long and short positions in a diversified portfolio of securities of U.S. and non-U.S. companies.  The Fund has adopted a policy to invest, under normal circumstances, at least 80% of its total assets in equity securities, specifically, U.S. common stocks and ADRs.  The Fund may invest in common stock of companies of all market capitalizations (small, mid and large) and in the stock of non-U.S. companies by investing ADRs.  ADRs are traded on U.S. exchanges and represent an ownership interest in a non-U.S. company’s security. They are generally issued by a U.S. bank as a substitute for direct ownership of the non-U.S. company’s security.  Although these securities are traded domestically in U.S. dollars, the underlying securities are non-U.S. securities.  In addition to common stocks and ADRs, the Fund may purchase shares of ETFs.  ETFs are registered investment companies or unit investment trusts whose value tracks a basket of securities or securities index.  To the extent the Fund invests in ETFs, each such ETF will also, under normal circumstances, invest at least 80% of its total assets in equity securities.

The Fund’s investment adviser, Ralph Parks Investment Group, LLC (the “Adviser”) employs a proprietary software system, which the Adviser refers to as Digitized Investing™ to drive the Fund’s principal investment strategy.  The proprietary system, developed by Ralph Parks, the sole member of the Adviser, aims to help eliminate the random nature of investing in common stocks by evaluating certain indicators with respect to any stock, including technical movements and volume and minimize exposure to general equity market risk.  These indicators are given values in the proprietary system, so at any given time, these values are represented by numbers or digits for any given stock.  The Adviser’s evaluation of these indicators for a particular stock (i.e., the digits associated with those indicators for that stock in the system) against historic patterns guides its decision as whether to buy, sell or hold that stock.  Based on the Adviser’s research of the stock market on a macro and micro level, the Adviser has identified cyclical patterns in the historical equity markets and events in those cyclical patterns that trigger a buy or sell signal with respect to long positions or signal to the Adviser to short a stock or stocks.  The proprietary system charts “confidence pulses” of common stocks, which pulses indicate to the Adviser a bullish environment for any particular stock based on the indicators analyzed by the system.  Digitized Investing™ is rooted in the philosophy that an investor’s limited time and money should be invested only in the strongest investments with the lowest volatility.  On an ongoing basis, the proprietary system identifies the strongest performing stocks for the buy list.  In addition, the proprietary system monitors performance of each stock held in the Fund’s portfolio thereby identifying an optimal sell point.  In the event that a stock does not perform as expected by the proprietary system, the stock is eliminated from the portfolio to minimize loss.  Mr. Parks has utilized this proprietary system for over a decade in managing private accounts for clients.

The following charts are provided to assist you in understanding the type of stocks in which the Adviser may invest the Fund’s assets utilizing Mr. Parks’s proprietary system.  The common stock of a company described below as a “Gold Chip” represents a stock which the Adviser may purchase directly, when technical indicators show the economy is growing.  The common stock of a company described below as an “Ouch Chip” represents a stock which may be sold short by the Adviser during a declining economic cycle.  “P-Vol” indicates “positive volume” which is an index of market action during periods of increasing volume.  “Phase” indicates “price phase,” a component of the Moving Average Convergence Divergence indicator in the Adviser’s proprietary system.  “Stochastic” indicates values which have been calculated by dividing the difference between a stock’s closing price and its lowest price by the difference between that stock’s highest price and its lowest price.

An Example of a “Gold” Chip (ABC Co.)

92.16
81.92
71.68
61.44
51.2
40.96
30.72
20.48
10.24
J J A S O N D02 F M A M J J A S O N D03 F M A M J J A S O N D04 F M A M J J A S O N D 05 F M A M J J A S O N D 06
P-Vol
224
192
160
128
96
Phase
32
16
0
Stochastic
100
80
60
40
20
0

Dollars

The Adviser considers the stock charted above a Gold Chip.  The overall trend shows consistent growth with limited volatility including volume that remains above uptrend line, strong upward movement and excellent, sustained strength.

These charts have been provided by and reproduced with the permission of AIQ Systems, Inc.

An Example of an “Ouch” Chip (XYZ Co.)

35.84
33.28
30.72
28.16
25.6
23.04
20.48
17.92
15.36
12.8
10.24
7.68
O N D 00 F M A M J J A S O N D 01 F M A M J J A S O N D 02 F M A M J J A S O N D 03 F M A M J J A S O N D 04 F M A M J J A S O N D 05 F M A M J J A S O N D 06
P-Vol
128
64
0
(64)
Phase
32
16
0
(16)
Stochastic
100
80
60
40
20
0

Dollars

Conversely, the stock charted above demonstrates a consistent downward price trend where more selling than buying exists for the stock.  The Adviser considers this stock to be an Ouch Chip.

These charts have been provided by and reproduced with the permission of AIQ Systems, Inc.

The Fund’s strategy includes selling short shares of common stock, ADRs and ETFs.  Short sales are transactions in which the Fund sells a security it does not own.  To complete the transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund may purchase and sell call and put options in respect of specific securities, and may write and sell covered call and put options in an aggregate amount not to exceed 10% of the Fund's assets at the time of such purchases or sales. The purchaser of a put or call option runs the risk of losing his entire investment, paid as the premium, in a relatively short period of time if the option is not “covered” at a gain or cannot be exercised at a gain prior to expiration.

The Fund may utilize leverage by borrowing from banks and other financial institutions to increase its portfolio holdings of securities. Such borrowings will be on a secured basis at fixed or variable rates of interest. The Fund will maintain continuous asset coverage of not less than 300% with respect to all borrowings pursuant to the requirements of the 1940 Act.  This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

The Fund has no policy with respect to the capitalization of issuers in which it may invest and will invest in stocks among all capitalization levels.  The Adviser will use a multi-cap and multi-sector approach when selecting the common stocks of companies in which the Fund invests.  The sector weightings and the average capitalization of issuers are not intended to be static and will vary over time.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  Such defensive positions could have an adverse impact on the Fund’s ability to achieve its investment objective.

Principal Risks

An investment in the Fund carries risk and, if you invest in the Fund, you may lose money.  Keep in mind, the investment strategies used by the Fund are highly speculative and involve a high degree of risk.  Although the Fund will strive to meet its objective, there is no assurance that it will.  The primary risks of investing in the Fund are Market Risk, Management Risk, Limited Operating History Risk, Short Sale Risk, Leveraging Risk, ETF Risks, Risk of High Portfolio Turnover, Tax Inefficiency and the Risks associated with Investing in Small and Medium Issuers.  Each of these risks are set forth more fully in the Risk/Return Summary section of this Prospectus.

Other Potential Risks:

In addition to the principal risks of the Fund listed above, investing in the Fund may involve the following additional risks:

Growth Stock Risk - Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.  To the extent the Fund invests in growth stocks, such conditions may adversely impact the Fund’s ability to achieve its investment objective.

Emerging Markets Risks – In addition to the risks generally associated with investing in  securities of non-U.S. companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Foreign Exposure - Non-U.S. markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.  Although the Fund will not invest in the securities of non-U.S. companies directly, it may invest in ADRs and SDRs which cause the Fund to be exposed to some degree to the risks associated with non-U.S. markets.  Special risks associated with investments in non-U.S. markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Transaction Costs – As a result of the Fund’s expected high rate of portfolio turnover the Fund will likely incur higher brokerage costs associated with buying and selling securities, taxes and custody charges than those associated with an average long-only equity fund.  In addition, the Fund’s expected use of short selling will also result in increased transaction costs.  These costs will directly and indirectly increase the cost of your investment in the Fund.

Temporary Defensive Positions – From time to time, the Fund may take temporary defensive positions in attempting to respond to adverse market, economic, political or other conditions.  For example, the Fund may hold all or a portion of its assets in money market instruments, including money market funds or repurchase agreements.  As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

FUND MANAGEMENT

Investment Adviser

The Fund has entered into an investment advisory agreement (“Investment Advisory Agreement”) with the Adviser, Ralph Parks Investment Group, LLC, an investment advisory firm organized in New York.  The Adviser is located at Meadowgate Office Park, 101 Sully’s Trail, Building 10, Pittsford, New York, 14534.  As of June 30, 2007, the Adviser had private accounts of approximately $78 million for which Mr. Parks continues to provide investment management and brokerage services.

The Adviser has overall supervisory responsibility for the general management and investment of the Fund and its securities portfolio.  Under the investment advisory agreement, the Adviser manages the Fund’s investments and business affairs, subject to the supervision of the Board of Trustees.

The Fund pays an annual investment advisory fee to the Adviser equal to 1.50% of the average daily net assets of the Fund.

The Adviser has agreed contractually to defer its management fee and to reimburse expenses, other than expenses relating to dividends on securities sold short, the costs associated with leverage, underlying fund fees and expenses, extraordinary or non-recurring expenses, such that total annual fund operating expenses do not exceed 3% of average daily net assets until the net assets of the Fund reach $40 million, which has not occurred as of the date of this prospectus.  From such time as the Fund’s net assets reach $40 million, the agreement provides that the Adviser has agreed to such deferral and reimbursement such that total annual fund operating expenses do not exceed 3.25% of average daily net assets, provided however that, for the year in which the Fund’s net assets first reach $40 million, the Adviser shall defer or reimburse the Fund so that its total annual fund operating expenses do not exceed 3.00% for that entire year.  This expense limitation agreement will remain in effect until December 31, 2007.  Because the agreement with the Adviser regarding the reimbursement of certain expenses excludes the costs associated with selling short and the costs associated with leverage, increases in short sales or leverage expenses will result in increases to the net expenses above the amount disclosed in the Fee Table.  Management fees deferred and expenses reimbursed are subject to possible recoupment by the Adviser from the Fund in future years on a rolling three year basis (within three years after the fees or expenses have been deferred or reimbursed).  Such recoupment, however, must be achieved within each prior year’s then current expense limits.  In addition, no recoupment will be paid to the Adviser in any fiscal quarter unless the Trust’s Board of Trustees has determined in advance that such recoupment is in the best interest of the Fund and its shareholders.  Fee deferral and reimbursement arrangements can decrease a Fund’s expenses and boost its performance.

Under the terms of the expense limitation agreement, the following examples of fees and expenses that would not be considered to be extraordinary or non-recurring include, but are not limited to, underlying fund fees and expenses, taxes, interest, loan commitment fees, brokerage fees and commissions, if any, fees of trustees who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser, U.S. Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents’ fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund’s existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders’ reports and meetings.

The Board of Trustees approved the Investment Advisory Agreement on June 1, 2006.  A discussion regarding the basis for the Board’s initial approval of the Investment Advisory Agreement of the Fund is available in the Fund’s Annual Report to Shareholders for the most recent fiscal period ending June 30th.

Portfolio Manager

Mr. Ralph Parks, the primary portfolio manager of the Fund, is the founder of the Adviser and currently holds the titles of President, Chief Executive Officer and Chief Investment Officer.  Mr. Parks is responsible for the day-to-day management of the Fund’s portfolio. Mr. Parks held the position of Senior Vice President – Investments at Smith Barney Citigroup from December, 1993 until November, 2005.

The Fund’s Statement of Additional Information provides information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

NET ASSET VALUE

Shares of the Fund are sold at net asset value per share (“NAV”) plus any applicable sales charge.  The NAV of the Fund is determined on each day the New York Stock Exchange (“NYSE”) is open for business, currently 4:00 p.m. (Eastern Time), and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities divided by the total number of shares outstanding.  The NYSE is closed on weekends, most national holidays and Good Friday.  The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/number of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including investment advisory, administration, and distribution fees, which are accrued daily.  The determination of NAV for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of trading on the NYSE on that day.

Generally, the Fund’s securities are valued each day at the last quoted sales price on the securities’ principal exchange. If market quotations are not readily available, securities are valued at their fair value as determined in good faith by the Adviser pursuant to procedures adopted by the Board.  Quarterly, the Board will receive information regarding any securities fair valued by the Adviser and will evaluate any such valuations made by the Adviser and determine the appropriateness of such valuations.  In these cases, the Fund’s net asset value will reflect certain portfolio securities’ fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.  The fair value prices can differ from market prices when they become available or when a price becomes available.

Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities.  If trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.

While ADRs trade on U.S. exchanges, the underlying securities of ADRs trade on non-U.S. exchanges.  The securities markets on which the underlying non-U.S. securities owned by ADRs trade may be open on days that the Fund does not calculate its NAV and thus the value of the Fund’s shares may change on days when shareholders are not able to purchase or redeem shares of the Fund.  In computing the NAV of the Fund, the Fund will value any non-U.S. securities held at the closing price on the exchange on which they are traded or if the close of the non-U.S. exchange occurs after 4:00 p.m. Eastern time, a snapshot price will be used.  Prices of non-U.S. securities quoted in non-U.S. currencies are translated into U.S. dollars at the London market close.  Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of the Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Trust’s Board of Trustees.

HOW TO PURCHASE SHARES

Fund shares are offered at their public offering price, which is the net asset value per share plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of "Right of Accumulation" and "Letter of Intent" below.  The following sales charges apply to your purchases of shares of the Fund, at net asset value with the following front end sales charges based on the amount of purchase:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Less than $50,000	5.75%	6.10%	5.75%
$50,000 but less $100,000	4.75%	4.99%	4.75%
$100,000 but less than $250,000	3.75%	3.90%	3.75%
$250,000 but less than $500,000	3.00%	3.09%	3.00%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more	None	None	None

As shown, investors that purchase $1,000,000 or more of the Fund’s shares will not pay any initial sales charge on the purchase.  Additionally, the sales charge may be waived for certain types of investors as stated below under the section titled “Sales Charge Waivers.”

Receipt of Orders

Shares may only be purchased on days the Fund is open for business.  The Fund may authorize one or more broker/dealers to accept, on its behalf, purchase and redemption orders that are in good order.  In addition, these broker/dealers may designate other financial intermediaries to accept purchase and redemption orders on the Fund’s behalf.  The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in, or has a history of, excessive trading.

How to Reduce Your Sales Charge

You may be eligible to purchase Fund shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, in writing and at the time of purchase, to verify that your purchase qualifies for such treatment.  Consistent with the policies described in this Prospectus, you and your “immediate family” (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.

Rights of accumulation.  To qualify for the lower sales charge rates that apply to larger purchases of Fund shares, you may combine the value of your new purchases of Fund shares with the value of other Fund shares that you already own. In other words, the applicable initial sales charge for the new purchase is based on the total of your current purchase plus the current value of all other Fund shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Fund shares held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

•

Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, shares held in a different broker-dealer’s brokerage account or with a bank, an insurance company separate account or an investment adviser);

•

Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example a 401(k) plan) but not including employer sponsored IRAs;

Letters of Intent.  Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Fund shares, with a minimum of $50,000, during a 13-month period. At your written request, Fund share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13 month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Fund Shares.  If you have redeemed Fund shares within the past 120 calendar days, you may repurchase an equivalent amount of Fund shares of the Fund at NAV, without the normal front-end sales charge.  In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 120 calendar days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 calendar days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Fund shares is waived for certain types of investors, including:

•

Current Trustees and Officers of the Fund.

•

Clients of the Adviser.

•

Employees of the Adviser, or any full-time employee or registered representative of the Distributor and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•

Participants in certain “wrap-fee” or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

•

Clients of registered investment advisers that have entered into arrangements with the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.

•

Institutional investors (which may include bank trust departments and registered investment advisers).

•

Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

•

Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

•

Any Investor who purchases Fund shares directly from the Fund’s Transfer Agent at the telephone number provided in this prospectus to establish an account with the Fund.

Grandfather Clause

Any existing Fund shareholder as of July 1, 2007 seeking to make an additional purchase of Fund shares will not be subject to the front-end sales charges for a one year period ending June 30, 2008.

Sales Charge Exceptions

You will not pay initial sales charges on Fund shares purchased by reinvesting dividends and distributions.

Promotional Incentives on Dealer Commissions

The Distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms.  Such incentives may, at the Distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

You may purchase shares of the Fund by sending a completed application form to the following address:

Regular/Express/Overnight Mail

Ralph Parks Cyclical Equity Fund
c/o Gemini Fund Services, LLC
4020 South 147th Street, Suite 2
Omaha, Nebraska 68137

Minimum and Additional Investment Amounts

You can open an account with a minimum initial investment of $1,000 in the Fund and make additional investments to the account at any time with as little as $100.  An account set up under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA) may be opened with as little as a $500 minimum initial investment.  Lower minimum initial and additional investments may also be applicable in certain other circumstances, including purchases by certain tax deferred retirement programs.  There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Fund.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with a note stating the name(s) on the account and the account number, to the above address.  Make all checks payable to “Ralph Parks Cyclical Equity Fund.” The Fund will not accept payment in cash, including cashier’s checks or money orders.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note:  Gemini Fund Services, LLC (“GFS” or “Transfer Agent”), the Fund’s transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check returned to the Transfer Agent for insufficient funds.

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  This information will assist the Fund in verifying your identity.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Subsequent Purchases by Internet

For complete information regarding Internet transactions, please see the section entitled “Transactions Through "www.rpigllc.com”.

WHEN ORDER IS PROCESSED

Good Order:  When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:

•

the name of the Trust

•

the name of the Fund

•

the dollar amount of shares to be purchased

•

a completed purchase application or investment stub

•

check payable to “Ralph Parks Cyclical Equity Fund”

All shares will be purchased at the NAV per share plus any applicable sales charge next determined after the Fund receives your application or request in good order.  All requests received in good order by the Fund before 4:00 p.m. (Eastern time) will be executed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Purchase through Brokers

You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.  The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.  Customer orders will be priced at the Fund’s NAV plus any applicable sales charge next computed after they are received by an authorized broker or the broker’s authorized designee, notwithstanding a later transmission to the Transfer Agent or the Fund by the authorized broker or designee.  Brokers are responsible for placing orders promptly with the Fund and for forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire

If you wish to wire money to invest in the Fund, please call the Fund at 1-(877) 261-5700 to notify the Fund that a wire transfer is coming.  You may use the following instructions:

First National Bank of Omaha

ABA#: 104000016

Account #: 110204259

Credit: Ralph Parks Fund Subscription Account

FBO: Shareholder Name, Name of Fund, Shareholder Account Number

Automatic Investment Plan

You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account.  Please contact the Fund at 1-(877) 261-5700 for more information about the Fund’s Automatic Investment Plan.

Retirement Plans

You may purchase shares of the Fund for your individual retirement plans.  Please call the Fund at 1-(877) 261-5700 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

REDEMPTIONS

Written Redemption Requests

You will be entitled to redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular/Express/Overnight Mail

Ralph Parks Cyclical Equity Fund
c/o Gemini Fund Services, LLC
4020 South 147th Street, Suite 2
Omaha, Nebraska 68137

Redeeming by Telephone

The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-(877) 261-5700.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions.  IRA accounts are not redeemable by telephone.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Fund, GFS, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Fund or GFS, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Fund and/or GFS, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions

You may request that your redemption proceeds be wired directly to your bank account. The Fund’s Transfer Agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Redemptions Through www.rpigllc.com

You may redeem your shares through the Fund’s web site www.rpigllc.com.  Shares from an account in any of the Fund’s tax sheltered retirement plans cannot be redeemed through the Fund’s web site. For complete information regarding Internet transactions, please see the following section entitled “Transactions Through www.rpigllc.com.”

Redemptions in Kind

The Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (for example, if the request is greater than $250,000 or 1% of the Fund’s assets). The securities will be chosen by the Fund and valued at the Fund’s net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Systematic Withdrawal Plan

If your individual accounts, IRA or other qualified plan account have a current account value of at least $100,000, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic checks for any designated amount of $100 or more.  Redemptions pursuant to the Fund’s Systematic Withdrawal Plan are exempt from the redemption fees charged on shares held less than 90 days. If you wish to open a Systematic Withdrawal Plan, please indicate on your application or contact the Fund at 1-(877) 261-5700.

When Redemptions are Sent

Once the Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in “good order.”  If you purchase shares using a check and soon after request a redemption, your redemption request will not be processed until the check used for your purchase has cleared (usually within 10 days).

Good Order

Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

•

The request should be in writing, indicating the number of shares or dollar amount to be redeemed;

•

The request must identify your account number;

•

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•

If you request the redemption proceeds to be sent to an address other than that of record, or if the proceeds of a requested redemption exceed $20,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Redemption Fee

For shares held less than 90 days, the Fund will deduct a 2% redemption fee on your redemption amount if you sell your shares. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee does not apply to shares that were acquired through reinvestment of distributions. Shares held for 90 days or more are not subject to the 2% fee.

Redemption fees are retained by the Fund and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

While the Fund makes every effort to collect redemption fees, the Fund may not always be able to collect redemption fees on transactions effected through financial intermediaries.  Financial intermediaries include omnibus accounts or retirement plans.  The Fund relies upon financial intermediaries to collect redemption fees.  There may be limitations on the ability of financial intermediaries to impose redemption fees on their clients.  As a result, the Fund’s ability to collect redemption fees in omnibus accounts may be limited.  Certain financial intermediaries may apply different methodologies than those described in this Prospectus in assessing redemption fees and may impose their own redemption fee that may differ from the Fund’s redemption fee.  If you invest in the Fund through a financial intermediary, please read that firm’s materials carefully to learn about any other restrictions or fees that may apply.

When You Need Medallion Signature Guarantees

If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Fund with your signature guaranteed.  A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

•

you request a redemption to be made payable to a person not on record with the Fund;

•

you request that a redemption be mailed to an address other than that on record with the Fund;

•

the proceeds of a requested redemption exceed $20,000; or

•

Any redemption is transmitted by federal wire transfer to a bank other than the bank of record.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations).  Contact the Fund to obtain this form.  Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.  A notary public cannot guarantee signatures.

Retirement Plans

If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Redeeming through Broker

If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund.  The servicing agent may charge a fee for this service.

Low Balances

The Fund reserves the right to close your account if the account value falls below $100 as a result of one or more redemptions.  You will receive thirty days’ written notice to increase the account value before the account is closed and the Fund will send a check to the address of record in an amount equal to the value of the account.  The Fund will not charge any redemption fee on involuntary redemptions.

TRANSACTIONS THROUGH WWW.RPIGLLC.COM

You may purchase subsequent shares and redeem Fund shares through the Fund’s web site www.rpigllc.com. To establish Internet transaction privileges you must affirmatively elect to use this privilege by enrolling through the web site. You automatically have the ability to establish Internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application. You will be required to enter into a user's agreement through the web site in order to enroll in these privileges. In order to conduct Internet transactions, you must have telephone transaction privileges. To purchase subsequent shares through the web site you must also have ACH instructions on your account.

Redemption proceeds may be sent to you by check, to the address of record, or if your account has existing bank information, by wire or ACH.

Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Fund's web site. The Fund imposes a limit of $20,000 on purchase and redemption transactions through the web site. Transactions through the web site are subject to the same minimums as other transaction methods.

You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Fund and its service providers have established certain security procedures, the Fund, the Distributor and the Transfer Agent cannot assure you that trading information will be completely secure.

There may also be delays, malfunctions, or other inconveniences generally associated with the Internet. There also may be times when the web site is unavailable for Fund transactions or other purposes. Should this happen, you should consider purchasing or redeeming shares by another method. Neither the Fund nor the Transfer Agent, the Distributor or the Advisor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

The Fund reserves the right to suspend the transaction privileges through the Fund’s website with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Fund, GFS, nor their respective affiliates will be liable for complying with instructions transmitted through the Internet that they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such instructions and you will be required to bear the risk of any such loss.  The Fund or GFS, or both, will employ reasonable procedures to determine that instructions received through the Fund’s website are genuine.  If the Fund and/or GFS, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon instructions received through the Fund’s website and providing written confirmation of the transactions.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale of the Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  Any such gain or loss is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

The Fund intends to distribute substantially all of its net investment income and net capital gain annually in December.  Both distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Fund will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each fund to withhold a percentage of any dividend, redemption or exchange proceeds.  The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Fund’s shares.  You should consult your own tax advisors to determine the tax consequences of owning the Fund’s shares.

MARKET TIMING

Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing. Accordingly, the Fund’s Board has approved policies that seek to curb market timing activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently uses the following methods to reduce the risk of market timing:

•

committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s “Market Timing Trading Policy;” and

•

assessing a redemption fee for short-term trading.

The Fund seeks to make judgments and applications with respect to the Market Timing Trading Policy that are consistent with the interests of the Fund’s shareholders.

The redemption fee, which is uniformly imposed, is intended to discourage short-term trading and is retained by the Fund to help offset any cost associated with such short-term trading. This redemption fee is not imposed to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account.

Based on the frequency of redemption fees assessed against your account, the Adviser or Transfer Agent may determine that your trading activity is detrimental to the Fund as described in the Fund’s Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting redemptions out of the Fund.  Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of funds. While the Fund will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions, assessing the Fund’s redemption fee and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s Market Timing Trading Policy.

DISTRIBUTION OF SHARES

Distributor

Aquarius Fund Distributors, LLC (“Aquarius” or the “Distributor”), 4020 South 147th Street, Omaha, Nebraska 68137, is the distributor for the shares of the Fund. Aquarius is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.  Shares of the Fund are offered on a continuous basis.

Rule 12b-1 Plan

The Fund has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act of 1940 with respect to the sale and distribution of shares of the Fund.  The Plan provides that from such time as the Fund’s net assets reach $40 million, the Fund may pay the Distributor, the Adviser or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average net assets for account maintenance support services.  Until the Fund’s net assets reach $40 million, no fees will be paid by the Fund pursuant to the Plan.  After the Fund’s net assets reach $40 million, if the Distributor or Advisor bears expenses in any year in excess of the 0.25% cap, the Fund will carry over such excess expenses to future years.  The fee is treated by the Fund as an expense in the year it is accrued. Because the fee is paid out of the Fund’s assets on an ongoing basis, over time the fee may increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor, the Adviser and other entities that are paid under the Plan are being compensated for services provided and the expenses borne by the Distributor and others in the distribution of Fund shares, including the payment of incentive compensation to and expenses of dealers and others who engage in or support distribution of shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.

Fund Administrator, Fund Accountant and Custody Administrator

Gemini Fund Services, LLC, 450 Wireless Blvd., Hauppauge, New York 11788, serves as fund administrator, fund accountant and custody administrator to the Fund.

Transfer Agent

Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, serves as transfer agent to the Fund.

Custodian

Bank of New York, One Wall Street, New York, New York 10286, serves as Custodian for the Fund’s cash and securities.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

Legal Counsel

Blank Rome LLP, 405 Lexington Avenue, New York, New York 10174, serves as the Trust’s legal counsel.

Independent Accountants

The Fund has selected Briggs, Bunting & Dougherty, LLP, Two Penn Center, Suite 820, Philadelphia, PA 19102, as its independent accountants.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the stated period of the Fund’s operations.  The table below reflects information for the Fund’s initial expense structure (“Old Shares”).  As of July 1, 2007, the Board of Trustees implemented a new load structure to the sale of Fund shares and the Fund’s Management Fee had been reduced from 3.00% to 1.50% (“New Shares”).  Certain information reflects financial results for a single Old Share, and such information would differ for New Shares under the Fund’s new expense structure to the extent of expenses or sales loads of Old Shares differ from those of New Shares.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information for the Fund has been derived from the financial statements audited by Briggs, Bunting & Dougherty, LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s June 30, 2007 annual report, which is available upon request. Information for New Shares is not available because the Fund’s new load structure and reduced management fee has only recently been implemented.

Ralph Parks Cyclical Equity Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	For the Period Ended June 30, 2007 (1,2)
Net Asset Value, beginning of period	$10.00

Activity from investment operations:
Net investment loss	(0.07)
Net realized and unrealized gain on investments	1.79
Total from investment operations	1.72
Paid-in-Capital From
Redemption Fees	0.01

Less distributions from:
Net investment income	(0.03)
Net realized gains	(0.02)
Total distributions	(0.05)
Net Asset Value, end of period	$11.68
Total return (3,4)	17.31%
Net assets at end of period	$22,144,943
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets	4.47%	(5)
Ratio of net expenses to average net assets	3.00%	(5)
Ratio of net investment income (loss) to average net assets	(0.71%)	(5)
Portfolio Turnover Rate	101%	(4)

(1)	The Fund commenced operations on August 25, 2006.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)	Not annualized
(5)	Annualized

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For More Information

Adviser	Ralph Parks Investment Group, LLC Meadowgate Office Park 101 Sully’s Trail, Building 10 Pittsford, NY 14534
Distributor	Aquarius Fund Distributors, LLC 4020 South 147th Street Omaha, NE 68137
Legal Counsel	Blank Rome LLP 405 Lexington Avenue New York, NY 10174
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	Bank of New York One Wall Street New York, NY 10286
Independent Accountants	Briggs, Bunting & Dougherty, LLP Two Penn Center, Suite 820 Philadelphia, PA 19102

Additional information about the Fund, including the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings, is included in the Fund’s Statement of Additional Information dated October 31, 2007 (the “SAI”).  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Trust’s policies and management. Additional information about the Fund’s investment will also be available in the Fund’s Annual and Semi-Annual Reports to Shareholders.

To obtain a free copy of the SAI or other information about the Fund, or to make shareholder inquires about a Fund, please call 1-(877) 261-5700.  You may also write to:

Ralph Parks Cyclical Equity Fund
c/o Gemini Fund Services, LLC
4020 South 147th Street, Suite 2
Omaha, Nebraska 68137

You may review and obtain copies of the Fund’s information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C.  20549-0102.

Investment Company Act File # 811-21845

RALPH PARKS CYCLICAL EQUITY FUND

A Series of Ralph Parks Portfolios Trust

STATEMENT OF ADDITIONAL INFORMATION

October 31, 2007

This Statement of Additional Information (“SAI”) incorporates by reference the Ralph Parks Cyclical Equity Fund’s Annual Report to Shareholders for the period ended June 30, 2007.

This SAI is not a prospectus and should be read in conjunction with the prospectus of Ralph Parks Cyclical Equity Fund dated October 31, 2007, and the Annual Report to Shareholders, copies of which may be obtained without charge by contacting the Fund’s Transfer Agent, Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, or by calling 1-877-261-5700.

TABLE OF CONTENTS

THE FUND

TYPES OF INVESTMENTS

INVESTMENT RESTRICTIONS

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

MANAGEMENT

PORTFOLIO MANAGERS

CONTROL PERSONS AND PRINCIPAL HOLDERS

INVESTMENT ADVISER

THE DISTRIBUTOR

ALLOCATION OF PORTFOLIO BROKERAGE

FUND ADMINISTRATION

FUND ACCOUNTING

TRANSFER AGENT

CUSTODIAN

CUSTODY ADMINISTRATOR

COMPLIANCE OFFICER

DESCRIPTION OF SHARES

ANTI-MONEY LAUNDERING PROGRAM

PURCHASE, REDEMPTION AND PRICING OF SHARES

TAX STATUS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

LEGAL COUNSEL

FINANCIAL STATEMENTS

THE FUND

The Ralph Parks Cyclical Equity Fund (the “Fund”) is a series of Ralph Parks Portfolios Trust, a Delaware statutory trust organized on January 25, 2006 (the “Trust”). The Trust is registered as an open-end, diversified management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”).  The Fund’s investment objectives, restrictions and policies are more fully described here and in the Prospectus.  As of the date hereof, the Fund is the only series of the Trust, however, the Trust may create additional series and offer shares of such new series under the Trust at any time.

As a diversified management investment company, the Fund may not make an investment unless 75% of the value of its total assets is represented by cash, cash items, U.S. government securities, securities of other investment companies and “other securities.”  For purposes hereof the term “other securities” means securities as to which the Fund invests no more than 5% of the value of its total assets in any one issuer or purchases no more than 10% of the outstanding voting securities of any one issuer.  As a matter of operating policy, the Fund will not consider repurchase agreements to be subject to the above-stated 5% limitation if all of the collateral underlying the repurchase agreements are U.S. government securities and such repurchase agreements are fully collateralized.

The Fund may issue an unlimited number of shares of beneficial interest.  All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.  The Trustees shall call and give notice of a meeting of shareholders for proposals when requested to do so in writing by shareholders holding at least one-third of the Trust’s outstanding shares.  The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

TYPES OF INVESTMENTS

The investment objective of the Fund and a description of its principal investment strategies are set forth under “Investment Objective, Principal Investment Strategies and Risks” in the Prospectus. The Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust.

The following pages contain more detailed information about the types of instruments in which the Fund may invest, techniques Ralph Parks Investment Group, LLC (the “Adviser”) may include in the Fund’s principal investment strategy to achieve its investment objective and a summary of related risks. The Fund may invest in the following instruments. The Adviser may not invest in each of these securities or utilize all of these techniques at all times, unless it believes that doing so will help the Fund achieve its investment objective.

EQUITY SECURITIES.  The Fund will invest in equity securities consistent with the Fund’s investment objective and strategies.  An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  Equity securities, such as common stocks, represent shares of ownership of a corporation.  After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases and decrease in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

To the extent the Fund invests in the equity securities of small or medium-size companies which meet certain minimum trading volume requirements, it will be exposed to the risks of smaller sized companies.  Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group.  In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

AMERICAN DEPOSITARY RECEIPTS.  The Fund may invest in American Depositary Receipts (“ADRs”).  ADRs are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository”.  ADRs in which the Fund may typically invest are deposited with a U.S. financial institution and the underlying securities are issued by foreign issuers.  ADRs may be listed on a national securities exchange or traded in the over-the-counter market.  ADR prices are denominated in U.S. dollars although the underlying security may be denominated in a foreign currency.  Although generally tempered to some extent, investing in ADRs do not eliminate all of the risks associated with investing in the securities of foreign issuers.

EXCHANGE-TRADED FUNDS.

The Fund may invest in other investment companies that are exchange-traded funds (“ETFs”) and ETFs that are unit investment trusts.  ETFs are derivative securities whose value tracks a basket of securities or securities index such as Standard & Poor’s 500 Composite Stock Price Index, Dow Jones Industrial Average and Nasdaq-100 Trust.  The Fund’s investment in ETFs, whether they be formed as investment companies or unit investment trusts, is limited so that not more than 3% of the outstanding voting stock of any one ETF will be owned by the Fund, or its affiliated persons, as a whole.  In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portion of each ETF’s advisory and operational expenses.

REPURCHASE AGREEMENTS.  The Fund may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as the Fund) acquires ownership of a security (known as the “Underlying Security”) and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the Underlying Security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. The Fund will only enter into repurchase agreements where: (i) the underlying securities are of the type (excluding maturity limitations) which the Fund’s investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times at least equal to the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund’s custodian. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by the Fund for a duration of more than seven days if, as a result, more than 15% (or, in the case of the Cash Reserves Fund, 10%) of the net asset value of the Fund would be invested in such agreements or other securities which are not readily marketable.

The Fund will assure that the amount of collateral with respect to any repurchase agreement is adequate. As with a true extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, the Fund could incur costs in connection with the disposition of the collateral if the seller were to default. The Fund will enter into repurchase agreements only with sellers deemed to be creditworthy by, or pursuant to guidelines established by, the Board of Trustees of the Trust and only when the economic benefit to the Fund is believed to justify the attendant risks. The Fund has adopted standards for the sellers with whom they will enter into repurchase agreements. The Board of Trustees of the Trust believe these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Fund may enter into repurchase agreements only with well-established securities dealers or with member banks of the Federal Reserve System.

COMMERCIAL PAPER.  The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

UNITED STATES GOVERNMENT OBLIGATIONS.  The Fund may hold United States Treasury bills which are direct obligations of the United States government. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

CERTIFICATES OF DEPOSIT AND BANKERS’ ACCEPTANCES.  The Fund may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

SPECIAL DRAWING RIGHTS.  The Fund may invest in Special Drawing Rights (“SDRs”).  The SDR was created by the International Monetary Fund (the “IMF”) and represents a weighted “basket” of currencies, as determined by the IMF every five years to reflect the relative importance of currencies in the world’s trading and financial systems.  Currently, the SDR consists of the euro, the Japanese yen, pound sterling, and U.S. dollar.  SDRs may be listed on a national securities exchange or traded in the over-the-counter market.  The U.S. dollar-value of the SDR is calculated as the sum of specific amounts of the four currencies valued in U.S. dollars, on the basis of exchange rates quoted at noon each day in the London market.  Although generally tempered to some extent, investing in SDRs exposes the Fund to the risks associated with investing in foreign markets.

BORROWING.  As a component of its principal investment strategy, the Fund may borrow from banks or other financial institutions to increase its portfolio holdings of securities. Such borrowing is considered leverage and any such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.  The Fund will not engage in reverse repurchase agreements.

The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of the Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with their lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

SHORT SALES.  As a component of its principal investment strategy, the Fund’s investment portfolio may include a substantial amount of short positions. Short selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser with an obligation that the Fund replace the borrowed securities at a later date. Short selling allows an investor to profit from declines in the prices of securities. A short sale creates the risk of a theoretically unlimited loss in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position. There can be no assurance that the security necessary to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.  At all times when the Fund does not own securities which are sold short, the Fund will maintain long securities available for collateral consisting of cash, cash equivalents and liquid securities equal in value on a daily marked-to-market basis to the securities sold short.

OPTIONS.  The Fund may purchase and write put and call options on securities.  The Fund may write a call or put option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option.  The purchase and writing of options involves certain risks.  During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.  If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.  There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

PORTFOLIO LENDING.  To generate income, the Fund may lend portfolio securities to brokers, dealers and other financial institutions.  The Fund will only enter into loan arrangements with creditworthy borrowers and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.  Loans of securities by the Fund may not exceed 33 1/3% of the value of the Fund’s total assets.  There is a risk that the loaned securities may not be available to the Fund on a timely basis and that the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.  Also, if the borrower files for bankruptcy or becomes insolvent, the Fund’s ability to dispose of the securities may be delayed.  During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities.  Loans are subject to termination at the option of the Fund or the borrower.  The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower.  The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if the Adviser considered such vote important with respect to the investment.

TEMPORARY DEFENSIVE MEASURES

In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for the Fund for defensive purposes. Such a strategy could include investing up to 100% of the Fund’s assets in cash or cash equivalent securities. To the extent the Fund invests in these temporary investments, its performance could be affected and the Fund may not achieve its investment objective.

PORTFOLIO TURNOVER RATE

The Fund may engage in a high level of trading in seeking to achieve its investment objective.  The portfolio turnover rate for the Fund is calculated by dividing the lesser of the purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period.  A 100% portfolio turnover rate results, for example, if the equivalent of all the securities in the Fund’s portfolio are replaced in a one-year period.  The calculation excludes all securities whose maturities at the time of acquisition are one year or less.  Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption or shares.  The Fund is not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

For the period from commencement of operations (August 25, 2006) through June 30, 2007, the Fund’s portfolio turnover rate was 101%.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.  The Fund will not:

(1)

Issue any class of securities senior to any other class of securities;

(2)

Borrow money, except that it may borrow:

(a)

for leveraging purposes; or

(b)

from banks or other financial institutions for temporary or emergency purposes, such as to meet unanticipated shareholder redemptions,

in either case, only to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund’s total assets);

(3)

Purchase or sell real estate, or invest in real estate limited partnerships, except the Fund may, as appropriate and consistent with its respective investment objective, policies and other investment restrictions, buy securities of issuers that engage in real estate operations and securities that are secured by interests in real estate (including shares of real estate mortgage investment conduits, mortgage pass-through securities, mortgage-backed securities and collateralized mortgage obligations) and may hold and sell real estate acquired as a result of ownership of such securities;

(4)

Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter, within the meaning of the Securities Act of 1933, in connection with the purchase of securities directly from an issuer in accordance with the Fund’s investment objective, policies and restrictions;

(5)

Make loans, except that the Fund in accordance with its investment objective, policies and restrictions may: (i) invest in all or a portion of an issue of publicly issued or privately placed bonds, debentures, notes, other debt securities and loan participation interests for defensive purposes; (ii) purchase money market securities and enter into repurchase agreements; and (iii) lend its portfolio securities in an amount not exceeding one-third of the value of the Fund’s total assets;

(6)

Invest 25% or more of the Fund’s assets in the securities of issuers in the same industry;

(7)

Invest the Fund’s assets such that the Fund fails to qualify as a “diversified company” under the 1940 Act; or

(8)

Purchase or sell commodities or commodity contracts with the Fund’s assets.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE FUND. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

The Fund may not:

(1)

Make further investments when 25% or more of its total assets would be invested in any one industry (securities issued or guaranteed by the United States government, its agencies or instrumentalities are not considered to represent industries);

(2)

Invest in portfolio companies for the purpose of acquiring or exercising control of such companies;

(3)

Purchase or otherwise acquire any security or invest in a repurchase agreement if, as a result, more than 15% of the net assets of the Fund would be invested in securities that are illiquid or not readily marketable, including repurchase agreements maturing in more than seven days and non-negotiable fixed time deposits with maturities over seven days;

(4)

Purchase securities of other investment companies, except the Fund may purchase shares of ETFs provided that such investments do not cause the Fund to own more than 3% of the total outstanding voting stock of any such ETF, in accordance with the 1940 Act; or

(5)

Mortgage, pledge, or hypothecate in any other manner, or transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrowings and then only if such mortgaging, pledging or hypothecating does not exceed 33 1/3% of the Fund’s total assets.

(6)

Invest 10% or more of the Fund’s assets in call and put options

If a restriction on the Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings and the limitation on investment in illiquid securities shall each be maintained in the manner contemplated by applicable law. In the event that the Fund’s borrowing at any time exceeds the limitation set forth above, the Fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, reduce the amount of its borrowing to an extent that the Fund complies with such limitation.  The Fund may exchange securities, exercise any conversion rights or exercise warrants or any other rights to purchase common stock or other equity securities and may hold such securities so acquired without regard to the foregoing investment restrictions.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted policies to ensure that any disclosure of information about the Fund’s portfolio holdings is in the best interest of Fund shareholders. The portfolio holdings disclosure policies govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund.  Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Fund’s portfolio holdings information will be dated as of the end of each fiscal quarter and will be available with a lag time of up to 60 days from the end of each fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is also available on the Fund’s website at www.rpigllc.com within five to ten business days after the calendar quarter-end.

The Fund may choose to make available to rating agencies such as Lipper, Morningstar or Bloomberg, no sooner than 30 days after the end of each quarter/semi-annual period, a complete schedule of the Fund’s portfolio holdings as of the last day of the quarter/semi-annual period.

Under limited circumstances, as described below, the Fund’s portfolio holdings may be disclosed to certain third parties in advance of their filing with the Securities and Exchange Commission on Form N-CSR or Form N-Q.  In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

•

The Adviser.  Personnel of the Adviser, including personnel responsible for managing the Fund’s portfolio, may have full daily access to Fund portfolio holdings since that information is necessary in order for the Adviser to provide their management, administrative, and investment services to the Fund.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

•

Gemini Fund Services, LLC.  Gemini Fund Services, LLC is the transfer agent, fund accountant and administrator for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

•

The Bank of New York.  The Bank of New York is custodian for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Fund.

Additions to List of Approved Recipients.  The Fund’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Fund’s portfolio securities at any times or to any persons other than those described above.  In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential and to refrain from trading on such information. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Fund, the Adviser or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

Compliance With Portfolio Holdings Disclosure Procedures.  The Fund’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Fund’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the Securities and Exchange Commission and are available upon request. The Board consists of eight (8) individuals, two (2) of whom are “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is Meadowgate Office Park, 101 Sully’s Trail, Building 10, Pittsford, New York, 14534.

Independent Trustees

Name, Address and Age	Position*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Stephen Hill (46)	Trustee	President, AIQ Systems, 2005 – Present; Vice President AIQ Systems, 1999 - 2004.	1
John Horvath (77)	Trustee	Retired, 1991; formerly a Partner, Arthur Andersen & Company.	1
Linda Postler (66)	Trustee	Retired, 1995; Partner Avon Development, 1994 – Present.	1
Felix Rivera (43)	Trustee	Director of Portfolio Management Services, The Biondo Group, 2004 – Present; Senior Vice President and Chief Technology Officer, Salomon Smith Barney 1988 – 2004.	1
Kelly Shea (58)	Trustee	President, The Landmark Group of Brighton, Inc. 1984 – Present.	1
Richard Thomson (71)	Trustee	Retired, 2002; Chairman/CEO Harvey Research, Inc., 1995 – 2002.	1

Interested Trustee and Officers

Name, Address and Age	Position*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Ralph Parks (69)**	President, Chief Executive Officer and Chief Investment Officer; Interested Trustee	President, Chief Executive Officer and Chief Investment Officer, Ralph Parks Investment Group, LLC, November 2005 – Present; Senior Vice President, Smith Barney Citigroup, 1993 -2005.	1
Nancy P. Geary (43)**	Trustee	Homemaker, 1997 - Present; formerly the Director of Sampling and Projection Department, Information Resources, Inc.	1
Gina Griffo (38)	Secretary	Executive Vice President & Portfolio Manager, Ralph Parks Investment Group, LLC, November 2005 – Present; Portfolio Management Associate, Smith Barney Citigroup, 1998-2005.
Michael Wagner (57)	Chief Compliance Officer	President (4/06-present) and Chief Operating Officer (9/04–3/06) of Fund Compliance Services, LLC; President and Manager, Gemini Fund Services, LLC (4/04-3/06); Director of Constellation Trust Company
Rajiv Dixit (28)	Treasurer	Chief Operating Officer, Ralph Parks Investment Group, LLC, November 2005-Present; Director, Campus Ventures, 2003-2005; Student, 2001-2003.

____________________

* The term of office of each Trustee listed above began during the year 2006 and will continue indefinitely.

**

Ralph Parks is Nancy P. Geary’s father.

Board Committees

Audit Committee

The Board will have an Audit Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities will include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls.  The Audit committee will operate pursuant to an Audit Committee Charter and will meet at least once annually.

Corporate Governance and Nominating Committee

The Board will have a Corporate Governance and Nominating Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Corporate Governance and Nominating Committee is responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate. The Corporate Governance and Nominating Committee will not consider shareholder nominees and will meet at least once annually.

Compensation

Each Trustee who is not affiliated with the Trust or Adviser will receive a per meeting fee of $1000 if attended in person or via teleconference, as well as reimbursement for any reasonable expenses incurred attending the meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The table below details the compensation the Trustees received from the Trust during the June 30, 2007 fiscal period. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
Stephen Hill	$4,000	None	None	$4,000
John Horvath	$4,200	None	None	$4,200
Linda Postler	$3,000	None	None	$3,000
Felix Rivera	$4,000	None	None	$4,000
Kelly Shea	$4,000	None	None	$4,000
Richard Thomson	$4,000	None	None	$4,000
Ralph Parks*	None	None	None	None
Nancy P. Geary**	None	None	None	None

*

This Trustee is deemed to be an ‘interested person’ as defined in the 1940 Act as a result of his affiliation with Ralph Parks Investment Group, LLC (the Fund’s Adviser).

**

Ralph Parks is Nancy P. Geary’s father.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Fund as of June 30, 2007.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Stephen Hill	$1 - $10,000	$1 - $10,000
John Horvath	$1 - $10,000	$1 - $10,000
Linda Postler	$1 - $10,000	$1 - $10,000
Felix Rivera	$1 - $10,000	$1 - $10,000
Kelly Shea	$1 - $10,000	$1 - $10,000
Richard Thomson	over $100,000	over $100,000
Ralph Parks*	over $100,000	over $100,000
Nancy P. Geary**	$10,000 - $50,000	$10,000 - $50,000

*

This Trustee is deemed to be an ‘interested person’ as defined in the 1940 Act as a result of his affiliation with Ralph Parks Investment Group, LLC (the Fund’s Adviser).

**

Ralph Parks is Nancy P. Geary’s father.

PORTFOLIO MANAGERS

The Fund’s portfolio is managed by Ralph Parks. As of June 30, 2007, he was responsible for the management of the following types of accounts:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Ralph Parks	219	34			366	44	78

For his services as portfolio manager to the Fund, Ralph Parks will receive a base salary from the Adviser set based upon salaries paid to chief executive officers of comparable investment advisory firms.  In addition, Mr. Parks will receive a quarterly bonus related to the profitability of the Adviser and an annual incentive award based upon performance goals set by the Adviser for the upcoming fiscal year at the beginning of each fiscal year.  Ralph Parks, as the sole member of the Adviser, controls the Adviser.

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Fund as of June 30, 2007.

Name of Portfolio Manger	Dollar Range of Equity Securities in the Fund
Ralph Parks	$100,001 - $500,000

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of June 30, 2007, the Trustees and officers, as a group, owned less than 1.00% of the Fund’s outstanding shares and the Fund Complex’s outstanding shares.

 As of June 30, 2007, the following shareholders of record owned 5% or more of the outstanding shares of the Fund:

Name & Address

Shares

Percentage of Fund

Pershing LLC

        362,615.2120

19.13%

One Pershing Plaza, 14th Floor

Jersey City, NJ  07399

INVESTMENT ADVISER

Investment Adviser and Advisory Agreement

The Adviser of the Fund is Ralph Parks Investment Group, LLC, located at Meadowgate Office Park, 101 Sully’s Trail, Building 10, Pittsford, NY. Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”), the Adviser, subject to the supervision of the Board of the Trust, and in conformity with the stated policies of the Fund, manages the operations of the Fund.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund’s current Prospectus and this SAI, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment adviser to the Fund and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the  issuer or with a broker or dealer, and if with a broker or dealer will attempt to obtain the best price and execution of its orders.

The investment advisory services provided to the Fund by the Adviser include utilization of the Adviser’s proprietary software system to implement the Fund’s principal investment strategy.  The Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Fund or the Adviser performing services relating to research, statistical and investment activities.

In addition, the Adviser, subject to the supervision of the Board of Trustees, provides the management and administrative services necessary for the operation of the Fund. These services include providing facilities for maintaining the Trust’s organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the Fund’s records and the registration of the Fund’s shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The Fund will pay the Adviser an annual investment advisory fee at the rate of 1.50% of the Fund’s average daily net assets.  The fee is computed daily and payable monthly. During the fiscal period ended June 30, 2007, the Fund accrued $396,283 in advisory fees and the Adviser waived $194,430 of these fees.  The Adviser is contractually limiting total annual operating expenses of the Fund through December 31, 2007 (including the Advisory fee, exclusive of taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses such as litigation) to 3.00% of the Fund’s average daily net assets until the Fund’s net assets reach $40 million.  After such time as the Fund’s net assets reach $40 million, the agreement limits such total annual operating expenses to 3.25%.

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Trust.  Under the terms of the Advisory Agreement, the Trust is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor (as defined under the section entitled (“The Distributor”)) (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Trust and of pricing the Trust’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Trust, (e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and corporate fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Trust, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Trust’s registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business.

The Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of the Fund’s outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

Codes of Ethics.

The Trust, the Adviser and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the code of ethics, the Trustees are permitted to invest in securities that may also be purchased by the Fund.

In addition, the Trust has adopted a code of ethics, which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote (i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission and in other public communications made by the Fund; (iii) compliance with applicable governmental laws, rule and regulations; (iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and (v) accountability for adherence to the Code.

Proxy Voting Policies.

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Fund to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted Proxy Voting Policies and Procedures (“Adviser’s Proxy Policies”) which are attached to this SAI as Appendix A.

More information. Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund at (1-877-261-5700); and (2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

THE DISTRIBUTOR

Aquarius Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Trust pursuant to an Underwriting Agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the NASD. The offering of the Fund’s shares are continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

 The Underwriting Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the Fund on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Fund. The Underwriting Agreement will automatically terminate in the event of its assignment.

Rule 12b-1 Plan.

The Fund has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act of 1940 with respect to the sale and distribution of shares of the Fund.  The Plan provides that from such time as the Fund’s net assets reach $40 million, the Fund may pay the Distributor, the Adviser or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average net assets for account maintenance support services.  Until the Fund’s net assets reach $40 million, no fees will be paid by the Fund pursuant to the Plan.  After the Fund’s net assets reach $40 million, if the Distributor or Advisor bears expenses in any year in excess of the 0.25% cap, the Fund will carry over such excess expenses to future years.  The fee is treated by the Fund as an expense in the year it is accrued. Because the fee is paid out of the Fund’s assets on an ongoing basis, over time the fee may increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor, the Adviser and other entities that are paid under the Plan are being compensated for services provided and the expenses borne by the Distributor and others in the distribution of Fund shares, including the payment of incentive compensation to and expenses of dealers and others who engage in or support distribution of shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.

The Distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made.

The initial term of the Plan is one year and this will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plan. The Plan and Agreement may be terminated at any time by the Trust or the Fund by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of the Fund. The Plan will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 Plan. During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Fund are made by the portfolio manager who is an employee of the Adviser. The Adviser is authorized by the Trustees to allocate the orders placed by it on behalf of the Fund to brokers or dealers.  Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

•

the best net price available;

•

the reliability, integrity and financial condition of the broker or dealer; and

•

the size of and difficulty in executing the order.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage services provided to the Fund after considering the factors set forth above. The Adviser does not utilize brokers or dealers for any research services.  In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of  Fund transactions may primarily benefit accounts other than the Fund’s, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

For the fiscal period ended June 30, 2007, the Fund paid brokerage commissions of approximately $23,870.

FUND ADMINISTRATION

The Administrator for the Fund is Gemini Fund Services, LLC, (“GFS” or the “Administrator”), which has its principal office at 450 Wireless Blvd., Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.  GFS is an affiliate of the Distributor.

Pursuant to an Administration Service Agreement with the Fund, the Administrator provides administrative services to the Fund, subject to the supervision of the Board. The Administrator may provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Administration Service Agreement was approved by the Board at its organizational meeting held on June 1, 2006.  The Agreement shall remain in effect from the date of its initial approval, and subject to annual approval of the Board for one-year periods thereafter.  The Administration Service Agreement is terminable by the Board or the Administrator on ninety days’ written notice and may be assigned provided the non-assigning party provides prior written consent. This Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, the Administrator provides facilitating administrative services, including:  (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) facilitating the performance of administrative and professional services to the Fund by others, including the Fund’s Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund’s Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Fund’s shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectuses.

For the services rendered to the Fund by the Administrator, the Fund will pay the Administrator a fund administration fee equal to 0.10% of the average net assets of the first $100 million of the Fund.  The fee declines as net assets increase above $100 million.  The Fund also pays the Administrator for any out-of-pocket expenses.  For the period from commencement of operations (August 25, 2006) through June 30, 2007, the Fund paid $37,288 in fees to the Administrator for administrative services.

FUND ACCOUNTING

The Administrator, pursuant to the Fund Accounting Service Agreement, provides the Fund with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund’s custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

For the services rendered to the Fund by the Fund Accounting Service Agreement, the Fund will pay the Administrator an annual fee equal to $24,000 plus 0.02% of the average net assets of the first $25 million to $100 million of the Fund. The fee declines as net assets increase above $100 million.  The Fund also pays the Administrator for any out-of-pocket expenses.  For the period from commencement of operations (August 25, 2006) through June 30, 2007, the Fund paid $18,993 in fees to the Administrator for fund accounting services.

TRANSFER AGENT

GFS, 4020 South 147th Street, Suite 2, Omaha, NE 68137, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to written agreement with Fund. Under the agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services rendered to the Fund under the Transfer Agency Service Agreement, the Fund pays the Administrator a transfer agency fee equal to a minimum fee of $15,000 per class or $14 per account. The Fund also pays the Administrator for any out-of-pocket expenses.  For the period from commencement of operations (August 25, 2006) through June 30, 2007, the Fund paid $22,713 in fees to Administrator for transfer agency services.

CUSTODIAN

The Bank of New York (“BONY” or the “Custodian”) serves as the custodian of the Fund’s assets pursuant to a Custody Agreement by and between BONY and the Trust on behalf of the Fund.  BONY’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custody Agreement, BONY also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets. BONY’s principal place of business is One Wall Street, New York, New York 10286.

CUSTODY ADMINISTRATOR

Under the Custody Agreement with The Bank of New York, the Administrator serves as custody administrator on behalf of the Fund, and performs certain labor intensive tasks, for which it receives a share of the custody fees paid to the Custodian, including a share of the asset-based fee and certain transaction fees.

COMPLIANCE OFFICER

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Fund as well as related compliance services pursuant to a consulting agreement between FCS and the Fund.  During the fiscal year ended June 30, 2007, the Fund paid $9,081 for compliance service fees.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest.  Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares, when sold, paid for and issued in accordance with this Registration Statement and the Trust’s Agreement and Declaration of Trust and By-laws, will be validly issued, fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA Patriot Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor, and Transfer Agent have established proper anti-money laundering procedures, reported suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA Patriot Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading “Net Asset Value,” the net asset value (“NAV”) of the Fund’s shares will be determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

It is expected that the Exchange will be closed on the following days: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Fund in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Redemption of Shares

The Fund will redeem all or any portion of a shareholder’s shares of the Fund when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. For shares held less than 90 days, the Fund will deduct a 2% redemption fee on your redemption amount if you sell your shares or your shares are redeemed for failure to maintain the Fund’s balance minimum.  Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a)

when the NYSE is closed, other than customary weekend and holiday closings;

(b)

when trading on that exchange is restricted for any reason;

(c)

when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably   practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)

when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Supporting documents in addition to those listed under “Redemptions” in the Prospectus will be required from executors, administrators, Trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, Trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in the Fund.

The Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.  Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Trust have been held by such shareholders.

A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Foreign Currency Transactions

The Fund’s transactions in certain securities including ADRs and SDRs may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

The Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund has selected Brigg, Bunting & Dougherty, LLP located at Two Penn Center, Suite 820, Philadelphia, PA 19102 as its independent accountants.

LEGAL COUNSEL

Blank Rome LLP, 405 Lexington Avenue, New York, New York 10174 serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included in this SAI are hereby incorporated by reference from the Annual Report for the Fund for the fiscal period ended June 30, 2007.

APPENDIX A

RALPH PARKS INVESTMENT GROUP, LLC

PROXY VOTING POLICIES AND PROCEDURES

Ralph Parks Investment Group, LLC as a matter of policy and as a fiduciary to our clients has responsibility for voting proxies for portfolio securities consistent with the best economic interest of the clients.  We maintain written policies and procedures as to the handling, research voting and reporting of proxy voting and making appropriate disclosure about our firms proxy policies and practices.  Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisors registered with the SEC and which exercise voting authority with respect to client securities are required by rule 206 (4) 6 of the Investment Advisors Act to adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interest of the clients which must include how you address material conflicts that may arise between your interests and those of your clients.  To disclose to clients how they may obtain information from you with respect to the voting of proxies for their securities and to describe to the clients a summary of your proxy voting policies and procedures and upon request furnish a copy to your clients.

The CCO or their designee has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Ralph Parks Investment Group, LLC has adopted procedures to implement the firms policy and reviews to monitor and insure the firms policy is observed, implemented properly and amended or updated as appropriate.

Voting procedures

All employees will forward any proxy materials received on behalf of clients to the CCO or their designee.

We will determine which clients accounts hold the security to which the proxy relates.

Absent any material conflicts we will determine how we should vote the proxy in accordance with applicable voting guidelines, complete the proxy and mail or vote on line in a timely and appropriate manner.

Disclosure

RPIG will provide conspicuously displayed information in the disclosure document summarizing this proxy voting policy and procedures including a statement that clients may request information regarding how RPIG voted a clients proxy and that clients may request a copy of these policies and procedures.

RPIG will also send a copy of the summary to all existing clients who have received the Disclosure document or may send each client an amendment to the Disclosure Document Either mailing shall highlight the inclusion of information regarding proxy voting.

Clients Request for Information

All Clients request for information regarding proxy votes or policy and procedures received by any employee should be forwarded to the CCO or their designee.

In response to the request RPIG will provide a written response to the client with the requested information.  As applicable we will include the name of the issuer, the proposal voted upon, and how RPIG voted the clients proxy with respect to each requested proposal.

Voting Guidelines

In the absence of specific guidelines from the client, RPIG will vote proxies in the best interests of each particular client.  RPIG policy is to vote all proxies from a specific issuer in the same way for each client absent qualified restrictions from the client.  Clients are permitted to place reasonable restrictions on RPIG voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

RPIG will generally vote in favor of routine corporate proposals such as the election of directors and selection of auditors absent any conflicts of interest raised by auditors non-audit services.

RPIG will generally vote against proposals that cause the board members to become entrenched or cause unequal voting rights.

In reviewing proposals RPIG will further consider the opinion of management and the effect on management and the effect on the shareholder value and the issuers business practices.

Conflict of Interest

RPIG will identify any conflicts that exist between the interest of the advisor and the client by reviewing the relationship of RPIG with the issuer of each security to determine if RPIG or any of its employees has any financial, business or personal relationship with the issuer.

If any material conflicts of interest exists, RPIG will determine whether it is appropriate to disclose the conflicts to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party recommendation.

RPIG will maintain a record of the voting resolution of any conflicts of interest.

Recordkeeping

RPIG shall retain the following proxy records in accordance with the SEC five year retention requirement:

•

These policies and procedures as well as any amendments,

•

Each proxy statement that RPIG receives,

•

Any documentation RPIG created that was material to making a decision how to vote proxies, or the memorializes that decision,

•

A copy of each written request from a client for information on how RPIG voted such clients proxies, and a copy of any written response.

Ralph Parks Portfolios Trust

PART C

OTHER INFORMATION

ITEM 23.

EXHIBITS.

(a)(1) (a)(2)	Amended and Restated Agreement and Declaration of Trust dated as of August 21, 2006 (4) Certificate of Trust as filed with the State of Delaware on January 25, 2006. (1)
(b)	By-Laws, effective as of January 25, 2006 (1)
(c)

Instruments Defining Rights of Security Holders. (1)

See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.

(d)	Management Agreement between the Registrant, on behalf of the Ralph Parks Cyclical Equity Fund and Ralph Parks Investment Group, LLC. (2)
(e)	Underwriting Agreement between the Registrant, on behalf of Ralph Parks Cyclical Equity Fund and Aquarius Fund Distributors LLC. (2)
(f)	Bonus or Profit Sharing Contracts. Not Applicable.
(g)	Custody Agreement between the Registrant, on behalf of the Ralph Parks Cyclical Equity Fund and The Bank of New York. (2)
(h)(1) (h)(2) (h)(3) (h)(4)

Fund Accounting Service Agreement between the Registrant, on behalf of the Ralph Parks Cyclical Equity Fund and Gemini Fund Services, LLC. (2)

Administration Service Agreement between the Registrant, on behalf of the Ralph Parks Cyclical Equity Fund and Gemini Fund Services, LLC. (2)

Transfer Agency Service Agreement between the Registrant, on behalf of the Ralph Parks Cyclical Equity Fund and Gemini Fund Services, LLC. (2)

Form of Expense Limitation Agreement between the Registrant, on behalf of the Ralph Parks Cyclical Equity Fund and Ralph Parks Investment Group, LLC. (5)

(i)	Opinion and Consent of Counsel. (4)
(j)	Consent of Independent Auditors. ( [6] )
(k)	Omitted Financial Statements. Not Applicable.
(l)	Initial Capital Agreements. Not Applicable
(m)	Rule 12b-1 Plan (3)
(n)	Rule 18f-3 Plan. Not Applicable.
(p)(1) (p)(2) (p)(3)	Code of Ethics of Ralph Parks Portfolio Trust. (2) Code of Ethics of Ralph Parks Investment Group, LLC. (2) Code of Ethics of Aquarius Fund Distributors, LLC. ( [6] )
Power of Attorney (2)(3)

(1)

Previously filed in connection with the Fund’s registration statement on Form N-1A filed on February 2, 2006.

(2)

Previously filed in connection with the Fund’s Pre-Effective Amendment No. 2 to its registration statement filed on August 8, 2006.

(3)

Previously filed in connection with the Fund’s Pre-Effective Amendment No. 3 to its registration statement filed on August 16, 2006.

(4)

Previously filed in connection with the Fund’s Pre-Effective Amendment No. 4 to its registration statement filed on August 21, 2006.

(5)

Previously filed in connection with the Fund’s Post-Effective Amendment No. 1 to its registration statement filed on August 28, 2006.

(6)

Filed herewith.

ITEM 24.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 25.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Aquarius Fund Distributors (AFD), its several officers and directors, and any person who controls AFD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which AFD, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv) the Registrant’s failure to provide AFD with advertising or sales materials to be filed with the NASD on a timely basis.

ITEM 26.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of Ralph Parks Investment Group, LLC, the Adviser to the Ralph Parks Cyclical Equity Fund, is hereby incorporated herein by reference to the section of the Prospectus captions “Fund Management” and to the section of the Statement of Additional Information captioned “Investment Advisory and Other Services.”  The information required by this Item 26 with respect to each director, officer or partner of Ralph Parks Investment Group, LLC is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated January 18, 2006.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

ITEM 27.

PRINCIPAL UNDERWRITER.

(a)

Aquarius Fund Distributors, LLC (“AFD”), the principal underwriter of the Registrant, also acts as principal underwriter for the following:

AdvisorOne Funds, Bryce Capital Funds, New River Funds, the North Country Funds, Northern Lights Fund Trust, Northern Lights Variable Trust, Roge Partners Funds and The Saratoga Advantage Trust.

(b)

AFD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.  The principal business address of AFD is 1005 South 107th Avenue, Suite 201, Omaha, Nebraska 68114.  AFD is an affiliate of Gemini Fund Services, LLC.  To the best of Registrant’s knowledge, the following are the members and officers of AFD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Patrick Clarke	Manager	None
Brian Nielsen	Manager, President, Secretary	None
Brian Vinchur	Treasurer	None

(c)

Not Applicable.

ITEM 28.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchanged Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

The Bank of New York, located at One Wall Street, New York, New York 10286, provides custodian services to the Ralph Parks Cyclical Equity Fund pursuant to a Custody Agreement between The Bank of New York and the Trust.

Gemini Fund Services, LLC (“GFS”), located at 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

Gemini Fund Services, LLC, located at 450 Wireless Blvd., Hauppauge, New York 11788, maintains all records required pursuant to Administrative Service Agreements with the Trust.

Aquarius Fund Distributors, LLC, located at 4020 South 147th street, Omaha, Nebraska 68137, serves as principal underwriter for the Ralph Parks Cyclical Equity Fund, maintain all records required to be maintained pursuant to the Fund’s Distribution Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

Ralph Parks Investment Group, LLC, located at Meadowgate Office Park, 101 Sully’s Trail, Building 10, Pittsford, New York, 14534, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Ralph Parks Cyclical Equity Fund.

ITEM 29.

MANAGEMENT SERVICES.

Not applicable.

ITEM 30.

UNDERTAKINGS.

Not applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment # 3 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Rochester, State of New York on the 9 th day of November  2007.

RALPH PARKS PORTFOLIOS TRUST

(Registrant)

By:

/s/Ralph Parks

Ralph Parks, President, Chief Executive Officer,

 Chief Investment Officer, Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Stephen Hill *	Trustee	November 9, 2007
John Horvath *	Trustee	November 9, 2007
Linda Postler *	Trustee	November 9, 2007
Felix Rivera *	Trustee	November 9, 2007
Kelly Shea *	Trustee	November 9, 2007
Richard Thomson *	Trustee	November 9, 2007
/s/ Ralph Parks Ralph Parks	President, Chief Executive Officer and Chief Investment Officer; Trustee	November 9, 2007
Nancy P. Geary *	Trustee	November 9, 2007
/s/ Rajiv Dixit Rajiv Dixit	Treasurer, Chief Operating Officer	November 9, 2007

By:

                Date:

/s/Ralph Parks

November 9, 2007

Ralph Parks*

*Attorney-in-Fact – Pursuant to Powers of Attorney filed in Pre-Effective Amendment No. 2 to the Registration Statement on August 8, 2006 and in Pre-Effective Amendment No. 3 to the Registration Statement on August 16, 2006.

EXHIBIT INDEX

EXHIBITS	EXHIBIT NO.

Consent of Independent Auditors	EX-99.23.j

Code of Ethics of Aquarius Fund Distributors, LLC	EX-99.23.p.3